Share-based payments - Share based payments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 392	£ 207
Cash settled	3	1
Total share based payments	395	208
SVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	4	87
DSVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	240	65
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 148	£ 55